CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Lease Income	$ 19,781,344	$ 34,792,485	$ 16,128,771
Total revenue	1,536,017,781	1,745,763,191	2,482,632,812
Cost of revenue:
Cost of real estate lease income	(22,438,180)	(36,122,097)	(12,757,251)
Total cost of revenue	(1,468,080,865)	(1,453,296,443)	(1,922,323,191)
Gross profit	67,936,916	292,466,748	560,309,621
Selling and distribution expenses	(90,569,390)	(66,886,148)	(86,760,620)
General and administrative expenses	(163,410,021)	(154,176,673)	(163,686,999)
Gain on disposal of property held for lease		82,805,785
Impairment loss on goodwill	(4,355,469)	(6,400,262)
Impairment loss on intangible assets	(14,295,790)	0
Operating income /(loss)	(204,693,754)	147,809,450	309,862,002
Interest income	28,296,824	33,405,610	51,493,595
Interest expense	(183,398,772)	(129,487,405)	(113,775,360)
Net loss on extinguishment of debt		(1,843,306)	(8,580,510)
Gain /(loss) on short-term investments	(30,203,357)	5,052,944	1,451,200
Share of (loss)/gain in an equity investee	(23,345,765)	17,028,301	(5,416,471)
Exchange gains/(loss)	(9,707,463)	(3,093,907)	(7,376,009)
Other income/(loss)	2,509,645	(1,296,377)	5,848,727
Income/(loss) before income taxes	(420,542,642)	67,575,310	233,507,174
Income taxes	7,280,528	(135,059,190)	(150,478,372)
Net income /(loss)	(413,262,114)	(67,483,880)	83,028,802
Net income attributable to non-controlling interest	(4,045,264)	(13,557,028)	(14,684,275)
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (417,307,378)	$ (81,040,908)	$ 68,344,527
Earnings per share:
Basic	$ (3.89)	$ (0.75)	$ 0.60
Diluted	$ (3.89)	$ (0.75)	$ 0.60
Shares used in computation:
Basic	107,283,420	107,558,506	113,482,239
Diluted	107,283,420	107,569,181	114,100,896
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ 20,861,635	$ 94,386,918	$ (21,079,940)
Comprehensive income/(loss)	(392,400,479)	26,903,038	61,948,862
Comprehensive income attributable to non-controlling interest	(7,088,744)	(40,671,816)	(13,649,162)
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(399,489,223)	(13,768,778)	48,299,700
Real Estate Sales [Member]
Revenue:
Revenue	1,392,240,005	1,604,891,939	2,387,031,568
Cost of revenue:
Cost of revenue	(1,359,344,416)	(1,351,980,826)	(1,851,819,293)
Real estate management services income [Member]
Revenue:
Revenue	109,822,206	91,208,307	67,488,169
Cost of revenue:
Cost of revenue	(73,978,205)	(55,437,978)	(40,889,231)
Other revenue [Member]
Revenue:
Revenue	14,174,226	14,870,460	11,984,304
Cost of revenue:
Cost of revenue	$ (12,320,064)	$ (9,755,542)	$ (16,857,416)